Long-Term Investment (Tables)	6 Months Ended
Sep. 30, 2019
Investments, All Other Investments [Abstract]
Schedule of long term investment
	As of	As of
	September 30, 2019	March 31, 2019
	(unaudited)
Long-term investment	$3,497,629	$-